Operating Expenses - Schedule of Expenses (Details)		6 Months Ended			12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Schedule of Expenses [Abstract]
Employees benefit expenses		$ 1,444,294	د.إ 5,303,448	د.إ 5,252,000	$ 2,945,582	د.إ 10,816,177	د.إ 6,201,252	د.إ 6,941,885
Accommodation expenses		52,186	191,627	170,392	97,682	358,690	153,093	162,833
Rent expenses	[1]	31,206	114,590	117,573
Depreciation of property plant and equipment (note 6)		175,412	644,113	487,543	285,732	1,049,209	727,181	494,912
Depreciation of right of use asset (note 8)		130,968	480,915	475,543	267,276	981,439	845,064	817,062
Utilities and office expenses		52,795	193,862	256,646	118,071	433,557	254,235	151,707
Telephone expenses		10,748	39,465	36,154	21,303	78,226	67,440	71,088
Government and license fee		2,467	9,060	2,340	6,089	22,360	22,060	31,660
Transport expenses		25,462	93,497	145,254	55,948	205,442	116,116	125,798
Repairs and maintenance		13,541	49,720	67,329	20,164	74,042	79,122	30,038
Bank charges		11,300	41,491	41,547	18,742	68,819	57,610	21,301
Professional fee		338,984	1,244,745	970,768	603,584	2,216,361	1,643,733	295,888
IT expenses		47,668	175,036	236,153	132,566	486,783	194,792	338,312
Amortization (note 7)		1,972	7,242	4,118	2,759	10,131		294
Foreign exchange loss or gain		29,445	108,122
Management Fees		110,639	406,266	478,114	377,701	1,386,914	535,617
Administrative Expenses		2,479,087	9,103,199	8,741,474	5,012,077	18,404,350	11,087,540	9,732,985
Research and development cost		259,398	952,509	1,781,994	531,754	1,952,602	1,215,091	1,443,619
Profit distribution expense		7,989	29,337		$ 19,840	د.إ 72,851
Marketing expenses		$ 427,677	د.إ 1,570,429	د.إ 726,740

[1]	The Company adopted IFRS 16 Leases with effect from January 1, 2019. There were no right of use assets and corresponding lease liability recognized as the lease considered as short-term lease.